UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================
                               THE ANALYTIC FUNDS


                        [ANALYTIC INVESTORS LOGO OMITTED]

                                  ANNUAL REPORT
                                December 31, 2005

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC SHORT-TERM INCOME FUND
                         ANALYTIC GLOBAL LONG-SHORT FUND

================================================================================

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ........................................................  1

Statements of Net Assets
   Short-Term Income Fund ...................................................  6

Schedule of Investments
   Global Long-Short Fund ................................................... 10

Statement of Assets and Liabilities
   Global Long-Short Fund ................................................... 17
Statements of Operations .................................................... 18
Statements of Changes in Net Assets ......................................... 19

Financial Highlights
   Short-Term Income Fund ................................................... 20
   Global Long-Short Fund ................................................... 21

Notes to Financial Statements ............................................... 22

Report of Independent Registered Public Accounting Firm ..................... 30

Trustees and Officers of The Advisors' Inner Circle Fund .................... 32

Disclosure of Fund Expenses ................................................. 38

Approval of Investment Advisory Agreements .................................. 39

Notice to Shareholders ...................................................... 41

Shareholder Voting Results .................................................. 42

--------------------------------------------------------------------------------




The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund use to determine how to vote proxies relating to portfolio securities is available, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

December 31, 2005

Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds annual report for the year ended December 31, 2005.

U.S. equities moved higher for the 3rd consecutive year as the S&P 500 Index returned 4.91% in 2005. Energy and utility stocks were market leaders, and mid-caps stocks outperformed small and large cap stocks. Although the market was positive, a record U.S. trade deficit, high energy prices, geopolitical uncertainty, natural disasters, and higher short-term interest rates held stocks in check for most of 2005. The Federal Reserve Board raised its target for short-term interest rates by 2.00% during the year, increasing their target rate from 2.25% to 4.25%.

Not all economic news was negative in 2005, as consumer confidence remained strong and businesses added jobs. In addition, Gross Domestic Product growth through the 3rd quarter was above 4%, higher than anticipated. Although short-term rates moved higher, long term rates, including mortgage rates, remained low. In addition, inflation was tame despite significant increases in commodity prices. Core inflation rose by just 2.2% in 2005, matching the performance in 2004.

International equities moved higher as the Morgan Stanley MSCI EAFE Index returned 13.54% in U.S. dollar terms. Local returns were even greater as the U.S. dollar strengthened in 2005. The majority of international markets posted strong results, led by Japan which was up over 40% in local terms and 25% in U.S. dollar terms. The rally in Japan was broad based as financial service companies such as banks benefited from the improving economy, and autos and other exporters benefited from strong U.S. sales as the yen continued to weaken. Europe also posted strong results despite a sluggish economy as the Morgan Stanley MSCI Europe Index returned 9.42%.

Bonds returns were positive for the 6th consecutive year, as the Lehman Government/Credit Index returned 2.37%. Even though short-term interest rates moved higher in 2005, long-term interest rates were fairly stable. As a result, long-term bonds outperformed shorter maturities. Corporate bonds lagged U.S. Treasuries during the year, as the Lehman Brothers Credit Index return 1.95% versus 2.65% for the Lehman Brothers Government Bond Index.

The Analytic Global Long-Short Fund (symbol: ANGLX) returned 10.55% in 2005, outperforming the Morgan Stanley MSCI World Index return of 9.50%. The strategy invests long and short in global equities and futures, and targets a lower level of risk than global markets. For the year, both the equity and futures position contributed positively to performance. For equities, stock selection was strong in the United States and Spain while weak within Japan. Specifically, a long position in U.S. investment bank Lehman Brothers helped performance as the company rallied after producing record earnings and beating analyst expectations as revenue from equity underwriting and trading almost doubled. In addition, a long position in Metrovacesa also performed well after Spain's biggest real estate company rallied after posting strong first-half profits after the sale of some rental properties.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

Negatively impacting performance was a long position in Alps Electric which fell after analysts lowered their recommendation and price target for the Japanese electronic parts maker. In addition, a short position in Japanese company Furukawa Electric negatively impacted performance after the worlds second biggest maker of optical fiber rose after the company reported an unexpected profit in the first half of 2005.

As mentioned, the global futures portion of the Fund also contributed positively to overall performance. Positive returns were mainly driven by the currency positions as payoffs to interest rate differential and trade fundamental factors worked well. Our long positions in higher interest rate countries, such as Australia and New Zealand, performed well versus a short position in Japan. In addition, our long position in Norway, established for its improving trade fundamentals, worked well versus a short position in the Euro.

Finally, the Analytic Short Term Income Fund (symbol: ANSTX) returned 3.20%, outperforming the 1.75% return for the Merrill Lynch 1-3 Year U.S. Corporate/Government Index. This outperformance was achieved with similar risk in terms of interest rate exposure, sector exposure, and volatility. The primary source of outperformance was security selection in the corporate sector.

We appreciate your loyalty and continuing support.

Sincerely,


     [Signature Omitted]                              [Signature Omitted]

     Harindra de Silva, Ph.D, CFA                     Greg McMurran
     President/Portfolio Manager                      Chief Investment Officer/
                                                      Portfolio Manager




 [Signature Omitted]            [Signature Omitted]          [Signature Omitted]

 Dennis Bein, CFA               Steven Sapra, CFA            Scott Barker, CFA
 Chief Investment Officer/      Portfolio Manager            Portfolio Manager
 Portfolio Manager




     [Signature Omitted]                              [Signature Omitted]

     Robert Murdock, Ph.D., CFA                       Doug Savarese, CFA
     Portfolio Manager                                Portfolio Manager


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

                     DEFINITION OF THE COMPARATIVE INDICES
                     -------------------------------------

MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX is a market-value weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years.

MORGAN STANLEY MSCI WORLD INDEXSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI WORLD INDEX consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

Growth of a $100,000 Investment

------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN*
       FOR PERIOD ENDED DECEMBER 31, 2005
------------------------------------------------

   1 Year            5 Years         10 Years
------------------------------------------------
   3.20%             4.88%            5.24%
------------------------------------------------


[Line Graph Omitted]
Plot points are as follows:


                             ANALYTIC                     MERRILL LYNCH
                            SHORT-TERM               1-3 YEAR U.S. CORPORATE/
                            INCOME FUND                  GOVERNMENT INDEX

12/95                        $10,000                         $10,000
12/96                         10,530                          10,508
12/97                         11,114                          11,211
12/98                         11,904                          11,997
12/99                         12,206                          12,387
12/00                         13,134                          13,386
12/01                         14,056                          14,552
12/02                         14,954                          15,439
12/03                         15,815                          15,862
12/04                         16,150                          16,054
12/05                         16,667                          16,334

*If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

         THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE
      AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE
       SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
        THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND
       CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND,
         UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
          IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

           THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED
               OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE
              SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND
     SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
--------------------------------------------------------------------------------


Growth of a $100,000 Investment

------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN*
       FOR PERIOD ENDED DECEMBER 31, 2005
------------------------------------------------

   1 Year            5 Years         10 Years
------------------------------------------------
   10.55%             1.35%            1.04%
------------------------------------------------


[Line Graph Omitted]
Plot points are as follows:


                             ANALYTIC
                        GLOBAL LONG-SHORT                MORGAN STANLEY
                               FUND                      MSCI WORLD INDEX

9/30/99                      $10,000                         $10,000
12/99                         11,267                          11,686
12/00                          9,978                          10,146
12/01                          7,642                           8,439
12/02                          7,128                           6,761
12/03                          9,023                           8,999
12/04                          9,653                          10,324
12/05                         10,671                          11,305




  *Beginning of operations. Index comparisons begin on 9/30/99.
 **If the Adviser and/or Fund service providers had not limited certain expenses, the Fund's total return would have been lower.

         THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE
      AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE
       SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
        THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND
       CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND,
          UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
         IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
                     THE PERFORMANCE WOULD HAVE BEEN LOWER.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

           THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED
               OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE
              SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND
     SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:
[Bar Chart Omitted]
Percentages are as follows:

55.8%  U.S. Government Agency Obligations
41.8%  U.S. Treasury Obligations
 2.4%  Cash Equivalent

+ Percentages based on total investments.


--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 55.5%
--------------------------------------------------------------------------------

                                                      FACE AMOUNT      VALUE
                                                      -----------   -----------
FEDERAL HOME LOAN BANK -- 20.4%
      4.625%, 11/21/08 .............................  $ 3,000,000   $ 2,992,716
      4.125%, 04/18/08 .............................    1,100,000     1,086,205
      3.875%, 08/22/08 .............................    2,000,000     1,958,274
      2.750%, 03/14/08 .............................    2,000,000     1,918,434
      2.625%, 07/15/08 .............................    2,000,000     1,902,938
                                                                    -----------
                                                                      9,858,567
                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 18.6%
      5.750%, 04/15/08 .............................    1,100,000     1,123,683
      4.875%, 03/15/07 .............................      500,000       500,560
      4.625%, 12/19/08 .............................    3,000,000     2,992,827
      3.875%, 06/15/08 .............................    2,000,000     1,960,384
      3.625%, 09/15/08 .............................    2,000,000     1,944,622
      2.375%, 02/15/07 .............................      500,000       487,089
                                                                    -----------
                                                                      9,009,165
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.5%
      6.000%, 05/15/08 .............................    1,000,000     1,027,990
      5.750%, 02/15/08 .............................      700,000       714,070
      5.250%, 04/15/07 .............................      500,000       502,926
      4.500%, 10/15/08 .............................    3,000,000     2,983,359
      3.875%, 07/15/08 .............................    1,100,000     1,077,839
      3.125%, 12/15/07 .............................    1,300,000     1,261,269
      3.000%, 08/15/07 .............................      400,000       389,186
                                                                    -----------
                                                                      7,956,639
                                                                    -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $27,103,545)                                            $26,824,371
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 41.5%
--------------------------------------------------------------------------------

                                                      FACE AMOUNT/
                                                        SHARES/
                                                       CONTRACTS        VALUE
                                                      -----------   ------------
   U.S. Treasury Bills (A)(B)(D)
      4.092%, 04/20/06 .............................  $20,000,000   $19,760,200
      3.708%, 02/23/06 .............................      300,000       298,380
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $20,055,251) ...........................                 20,058,580
                                                                    -----------

--------------------------------------------------------------------------------
 CASH EQUIVALENT (C) -- 2.4%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 3.940%
      (Cost $1,163,250) ............................    1,163,250     1,163,250
                                                                    -----------
   TOTAL INVESTMENTS -- 99.4%
      (Cost $48,322,046) ...........................                 48,046,201
                                                                    -----------

--------------------------------------------------------------------------------
 WRITTEN INDEX OPTION CONTRACTS -- (0.1)%
--------------------------------------------------------------------------------
   CBOE Dow Jones Utility Average,
      January 2006, 390 Put ........................          (35)       (4,025)
   CBOE Oil Index, January 2006, 490 Put ...........          (58)      (11,890)
   CBOE Technology Index, January 2006, 600 Put ....          (39)       (4,095)
   Morgan Stanley Cyclical Index,
      January 2006, 740 Put ........................          (39)       (4,875)
   PHLX Gold/Silver Index, January 2006, 110 Put ...         (100)       (1,000)
   PHLX Utility Index, January 2006, 410 Put .......          (70)       (9,450)
   S&P 100 Index, January 2006, 555 Put ............          (51)       (5,865)
   S&P 500 Index, January 2006, 1220 Put ...........          (23)       (8,970)
                                                                    -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $57,468) ..................                    (50,170)
                                                                    -----------

--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.7%
--------------------------------------------------------------------------------
   Receivable due from Investment Adviser ..........                     11,309
   Payable for Capital Shares Redeemed .............                   (120,935)
   Administration Fees Payable .....................                    (13,856)
   Income Distribution Payable .....................                    (11,119)
   Trustees' Fees Payable ..........................                       (501)
   Other Assets and Liabilities, Net ...............                    488,277
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                    353,175
                                                                    -----------
   NET ASSETS -- 100.0% ............................                $48,349,206
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          ANALYTIC FUNDS
                                                         SHORT-TERM INCOME FUND
                                                         DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                    ------------
   Paid-in Capital ..............................................   $49,474,933
   Distributions in Excess of Net Investment Income .............      (255,410)
   Accumulated Net Realized Loss on Investments, Options
      and Futures Contracts .....................................      (604,013)
   Net Unrealized Depreciation on Investments
      and Options Contracts .....................................      (268,547)
   Net Unrealized Depreciation on Futures Contracts .............       (56,320)
   Net Unrealized Appreciation on Forward Foreign
      Currency Contracts, Foreign Currency and Translation
      of Other Assets and Liabilities in Foreign Currency .......        58,563
                                                                    -----------
   NET ASSETS ...................................................   $48,349,206
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) ....................     4,719,625
                                                                    -----------
NET ASSET VALUE, Offering and
   Redemption Price Per Share ...................................        $10.24
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

The following forward currency contracts were outstanding as of December 31, 2005:

                                                                                                  UNREALIZED
                              CURRENCY TO                CURRENCY TO          CONTRACT           APPRECIATION/
MATURITY DATE                   RECEIVE                   DELIVER              VALUE            (DEPRECIATION)
--------------               ------------               ------------         ----------          ------------
03/15/06             AUD       6,300,000       USD        4,754,698          $4,609,498            $(145,200)
03/15/06             NOK      32,000,000       USD        4,864,563           4,747,518             (117,045)
03/15/06             NZD       2,600,000       USD        1,829,280           1,759,006              (70,274)
03/15/06             SEK      34,000,000       USD        4,360,215           4,296,612              (63,603)
03/15/06             USD       4,799,562       CAD        5,500,000           4,719,581               79,981
03/16/06             USD       4,723,684       CHF        6,000,000           4,587,516              136,168
03/16/06             USD       4,836,772       EUR        4,000,000           4,737,291               99,481
03/16/06             USD       3,900,409       GBP        2,200,000           3,776,014              124,395
03/15/06             USD       2,460,501       JPY      286,000,000           2,445,841               14,660
                                                                                                   ---------
                                                                                                   $  58,563
                                                                                                   =========

The Fund had futures contracts open as of December 31, 2005:

                                                  NUMBER                                      UNREALIZED
         CONTRACT                                   OF                  SETTLEMENT           APPRECIATION/
         DESCRIPTION                             CONTRACTS                MONTH             (DEPRECIATION)
         ----------                              ---------           ----------------      ------------------
         Australian 10 Year Bond                   (19)                 March 2006             $(27,234)
         Canadian 10 Year Bond                      44                  March 2006                8,655
         Euro-Bund                                  22                  March 2006               26,733
         Japanese 10 year Bond                      3                   March 2006               19,141
         Long GILT 10 Year Bond                    (24)                 March 2006              (44,771)
         U.S. 2 Year Note                           38                  March 2006                 (597)
         U.S. 10 Year Note                         (51)                 March 2006              (38,247)
                                                                                               --------
                                                                                               $(56,320)
                                                                                               ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THESE SECURITIES HAS BEEN PLEDGED AS COLLATERAL FOR WRITTEN INDEX OPTION CONTRACTS.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2005.
(D) ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PLEDGED AS COLLATERAL FOR FUTURES CONTRACTS.
AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
CHF SWISS FRANC
EUR EURO
GBP BRITISH POUND
JPY JAPANESE YEN
NOK NORWEGIAN KRONE
NZD NEW ZEALAND DOLLAR
SEK SWEDISH KRONA
USD UNITED STATES DOLLAR


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:
[Bar Chart Omitted]
Percentages are as follows:

20.9% Cash Equivalents
 9.1% Telephone & Telecommunications
 8.4% U.S. Treasury Obligations
 7.7% Consumer Products
 6.2% Building & Construction
 5.6% Metails & Mining
 5.4% Financial Services
 4.5% Computers & Services
 4.5% Transportation Services
 3.5% Utilities
 3.3% Medical Products & Services
 3.2% Insurance
 2.8% Food, Beverage & Tobacco
 2.3% Petroleum
 2.1% Banks
 2.0% Paper & Paper Products
 1.7% Real Estate
 1.3% Aircraft
 0.7% Automotive
 0.5% Aerospace & Defense
 0.4% Media
 0.3% Diversified Operations
 0.1% Retail

+ Percentages based on total investments.


--------------------------------------------------------------------------------
 COMMON STOCK (C) -- 88.2%
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------  -----------

AUSTRALIA -- 4.9%
   BHP Billiton .......................................     7,583   $   126,548
   Rio Tinto ..........................................     2,792       141,317
                                                                    -----------
                                                                        267,865
                                                                    -----------
DENMARK -- 2.5%
   TDC ................................................     2,333       139,277
                                                                    -----------
FINLAND -- 0.0%
   Neste Oil* .........................................         1            14
                                                                    -----------
FRANCE -- 3.3%
   Air France-KLM .....................................     3,706        79,079
   Peugeot ............................................       835        47,966
   Sodexho Alliance ...................................     1,260        51,721
                                                                    -----------
                                                                        178,766
                                                                    -----------
GERMANY -- 1.7%
   Celesio ............................................       149        12,770
   Deutsche Lufthansa .................................       807        11,909
   TUI ................................................     3,245        66,218
                                                                    -----------
                                                                         90,897
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ----------

HONG KONG -- 0.3%
   Swire Pacific, Cl A ................................     2,000   $    17,953
                                                                    -----------
ITALY -- 5.0%
   Banca Intesa .......................................    23,748       116,950
   Italcementi ........................................     8,388       156,030
                                                                    -----------
                                                                        272,980
                                                                    -----------
JAPAN -- 15.6%
   Alps Electric ......................................     8,000       111,361
   CSK Holdings .......................................     1,400        69,864
   Fuji Electric Holdings .............................     2,000        10,591
   Kirin Brewery ......................................    12,000       139,795
   Marubeni ...........................................    21,000       112,624
   Matsushita Electric Industrial .....................     7,000       134,923
   Mitsui Trust Holdings ..............................     2,000        23,994
   Nippon Telegraph & Telephone .......................         4        18,165
   Omron ..............................................       700        16,131
   Sony ...............................................     3,100       126,595
   Teijin .............................................     5,000        31,729
   Yamaha Motor .......................................     2,200        57,409
                                                                    -----------
                                                                        853,181
                                                                    -----------
NEW ZEALAND -- 2.5%
   Carter Holt Harvey .................................    81,788       139,254
                                                                    -----------
SINGAPORE -- 3.0%
   CapitaLand Limited .................................    57,346       118,637
   DBS Group Holdings .................................       114         1,131
   Singapore Telecommunications .......................    28,786        45,184
                                                                    -----------
                                                                        164,952
                                                                    -----------
SPAIN -- 2.9%
   ACS Actividades Constructiones y Servicios .........     5,039       161,730
                                                                    -----------
SWEDEN -- 1.9%
   Atlas Copco, Cl B ..................................     5,333       106,210
                                                                    -----------
SWITZERLAND -- 1.8%
   Roche Holding ......................................       593        98,627
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK (C) - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         ---------   ----------

UNITED KINGDOM -- 10.4%
   Aegis Group ........................................    19,496   $    40,833
   AWG ................................................     8,252       155,123
   BAE Systems ........................................     2,355        15,434
   BHP Billiton .......................................     7,188       117,167
   International Power ................................    16,818        69,149
   WPP Group ..........................................    15,764       170,224
                                                                    -----------
                                                                        567,930
                                                                    -----------
UNITED STATES -- 32.4%
   Allstate ...........................................     1,214        65,641
   AmerisourceBergen ..................................     2,742       113,519
   Anadarko Petroleum .................................       817        77,411
   AON ................................................       845        30,378
   Archer-Daniels-Midland .............................     1,805        44,511
   AT&T ...............................................     3,992        97,764
   Bear Stearns .......................................     1,208       139,560
   Burlington Northern Santa Fe .......................       645        45,679
   CenturyTel .........................................     2,493        82,668
   Comcast, Cl A* .....................................     1,017        26,401
   Computer Sciences* .................................     2,153       109,028
   CSX ................................................     2,662       135,150
   Devon Energy .......................................     1,254        78,425
   Emerson Electric ...................................        32         2,390
   Federated Department Stores ........................        46         3,051
   Fiserv* ............................................     2,983       129,074
   Goldman Sachs Group ................................       607        77,520
   Hewlett-Packard ....................................        29           830
   Lehman Brothers Holdings ...........................     1,164       149,190
   Loews ..............................................     1,332       126,340
   Merrill Lynch ......................................        19         1,287
   Micron Technology* .................................     3,610        48,049
   NiSource ...........................................       827        17,251
   Norfolk Southern ...................................     2,450       109,834
   Northrop Grumman ...................................       307        18,454
   Omnicom Group ......................................       368        31,328
   Union Pacific ......................................       180        14,492
                                                                    -----------
                                                                      1,775,225
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $4,263,626) ...............................               4,834,861
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 10.5%
--------------------------------------------------------------------------------

                                                       FACE AMOUNT/
                                                         SHARES        VALUE
                                                       -----------  -----------
   U.S. Treasury Bills (A)(B)
      2.892%, 02/23/06
      (Cost $576,892) .................................  $580,000   $   576,868
                                                                    -----------

--------------------------------------------------------------------------------
 CASH EQUIVALENTS (D) -- 26.2%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
     Fiduciary Shares, 3.940% .........................   219,228       219,228
   Union Bank of California Collateral
     Money Market Fund, Fiduciary Shares, 3.343% ......    87,406        87,406
   Union Bank of California Money Market Fund,
     Fiduciary Shares, 3.343% ......................... 1,126,522     1,126,522
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $1,433,156) ...............................               1,433,156
                                                                    -----------
   TOTAL INVESTMENTS -- 124.9%
      (Cost $6,273,674) ...............................               6,844,885
                                                                    ===========

--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (90.0)%
--------------------------------------------------------------------------------
AUSTRALIA -- (4.9)%
   Alumina ............................................   (11,205)      (60,988)
   AMP ................................................   (19,814)     (111,771)
   Mirvac .............................................   (12,888)      (38,951)
   Telstra ............................................   (20,195)      (58,219)
                                                                    -----------
                                                                       (269,929)
                                                                    -----------
DENMARK -- (0.1)%
   Novozymes, Cl B ....................................       (93)       (5,074)
                                                                    -----------
FINLAND -- (1.7)%
   Stora Enso, Cl R ...................................    (7,048)      (95,106)
                                                                    -----------
FRANCE -- (4.2)%
   Alcatel* ...........................................    (7,017)      (86,659)
   L'Oreal ............................................    (1,172)      (86,817)
   Technip ............................................      (170)      (10,187)
   Thomson ............................................      (180)       (3,758)
   Unibail ............................................      (324)      (42,956)
                                                                    -----------
                                                                       (230,377)
                                                                    -----------
JAPAN -- (22.0)%
   Aeon Credit Service ................................      (200)      (18,910)
   Fast Retailing .....................................      (200)      (19,537)
   Furukawa Electric ..................................   (11,000)      (85,927)
   JS Group ...........................................    (1,000)      (19,995)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          ANALYTIC FUNDS
                                                         GLOBAL LONG-SHORT FUND
                                                         DECEMBER 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       -----------  ------------
JAPAN -- (CONTINUED)
   Kintetsu ..........................................    (32,000)  $  (127,967)
   NET One Systems ...................................        (39)      (94,171)
   NGK Insulators ....................................     (2,000)      (29,721)
   Nintendo ..........................................     (1,300)     (156,952)
   Resona Holdings ...................................        (25)     (100,610)
   Shionogi ..........................................     (1,000)      (14,073)
   Softbank ..........................................     (2,100)      (88,605)
   Taisei ............................................     (5,000)      (22,664)
   Takefuji ..........................................       (950)      (64,471)
   Tobu Railway ......................................    (30,000)     (157,079)
   TonenGeneral Sekiyu ...............................    (12,899)     (138,574)
   West Japan Railway ................................        (16)      (66,695)
                                                                    -----------
                                                                     (1,205,951)
                                                                    -----------
NETHERLANDS -- (1.4)%
   ASML Holding* .....................................     (3,851)      (76,768)
                                                                    -----------
SWEDEN -- (0.6)%
   Assa Abloy, Cl B ..................................     (2,043)      (32,088)
                                                                    -----------
SWITZERLAND -- (6.6)%
   ABB* ..............................................     (5,607)      (54,243)
   Swisscom ..........................................       (167)      (52,554)
   UBS ...............................................     (1,449)     (137,539)
   Zurich Financial Services .........................       (547)     (116,211)
                                                                    ------------
                                                                       (360,547)
                                                                    ------------
UNITED KINGDOM -- (15.1)%
   Berkeley Group Holdings ...........................     (7,890)     (150,486)
   BP ................................................     (3,107)     (33,017)
   Brambles Industries ...............................     (6,863)      (49,131)
   Bunzl .............................................     (2,688)      (29,441)
   Centrica ..........................................    (35,836)     (156,725)
   Electrocomponents .................................    (28,768)     (138,778)
   Kingfisher ........................................       (443)       (1,804)
   Peninsular and Oriental Steam Navigation ..........     (4,738)      (37,904)
   Provident Financial ...............................     (1,637)      (15,386)
   Prudential ........................................     (5,200)      (49,099)
   Rank Group ........................................    (24,975)     (131,092)
   United Business Media .............................     (3,002)      (32,829)
                                                                    -----------
                                                                       (825,692)
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       -----------  ------------

UNITED STATES -- (33.4)%
   3M ................................................       (507)  $   (39,293)
   Aetna .............................................       (198)      (18,673)
   Alcoa .............................................     (4,888)     (144,538)
   American Standard .................................     (1,384)      (55,291)
   Apollo Group, Cl A* ...............................     (1,335)      (80,714)
   Apple Computer* ...................................       (356)      (25,593)
   Bank of New York ..................................       (323)      (10,288)
   Baxter International ..............................        (98)       (3,690)
   Boston Scientific* ................................     (2,339)      (57,282)
   Bristol-Myers Squibb ..............................     (1,681)      (38,629)
   Campbell Soup .....................................       (465)      (13,843)
   Chevron ...........................................       (856)      (48,595)
   Coca-Cola .........................................     (2,823)     (113,795)
   ConAgra Foods .....................................     (1,224)      (24,823)
   EI du Pont de Nemours .............................       (232)       (9,860)
   Eli Lilly .........................................       (675)      (38,198)
   Equity Residential ................................        (60)       (2,347)
   Exxon Mobil .......................................     (1,510)      (84,817)
   Fifth Third Bancorp ...............................     (2,065)      (77,892)
   Ford Motor ........................................    (11,231)      (86,703)
   Genuine Parts .....................................       (843)      (37,025)
   Harley-Davidson ...................................       (117)       (6,024)
   HJ Heinz ..........................................       (762)      (25,695)
   Illinois Tool Works ...............................       (487)      (42,851)
   International Paper ...............................     (1,917)      (64,430)
   JDS Uniphase* .....................................     (7,214)      (17,025)
   KeySpan ...........................................       (552)      (19,701)
   Lucent Technologies* ..............................    (24,412)      (64,936)
   Mellon Financial ..................................       (597)      (20,447)
   Merck .............................................     (1,024)      (32,573)
   New York Times, Cl A ..............................       (325)       (8,596)
   Newell Rubbermaid .................................     (4,512)     (107,295)
   Newmont Mining ....................................       (184)       (9,826)
   Northern Trust ....................................       (377)      (19,536)
   Progress Energy ...................................       (210)       (9,223)
   Qualcomm ..........................................     (1,410)      (60,743)
   Sara Lee ..........................................       (886)      (16,745)
   SLM ...............................................       (609)      (33,550)
   Southern ..........................................       (532)      (18,370)
   Southwest Airlines ................................     (2,449)      (40,237)
   Starbucks* ........................................       (892)      (26,769)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       -----------  ------------

UNITED STATES -- (CONTINUED)
   Tenet Healthcare* .................................     (2,395)  $   (18,346)
   Viacom, Cl B* .....................................       (735)      (23,961)
   Waste Management ..................................     (4,234)     (128,502)
                                                                    -----------
                                                                     (1,827,270)
                                                                    -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $4,488,532) ..........................              $(4,928,802)
                                                                    ===========

The Fund had futures contracts open as of December 31, 2005:

                                                  NUMBER                                     UNREALIZED
         CONTRACT                                   OF                  SETTLEMENT          APPRECIATION/
         DESCRIPTION                             CONTRACTS                 MONTH           (DEPRECIATION)
         ----------                             ----------            ----------------     --------------
         Amsterdam Index                             7                 January 2006           $  5,052
         Australian Dollar                          19                  March 2006             (37,535)
         Australian 10 Year Bond                    (5)                 March 2006              (7,167)
         British Pound                              (3)                 March 2006               5,269
         CAC40 10 Euro Index                        13                 January 2006              2,622
         Canadian Dollar                           (13)                 March 2006              11,375
         Canadian 10 Year Bond                      14                  March 2006               2,754
         DAX Index                                  (4)                 March 2006             (13,747)
         DJ Euro Stoxx 50 Index                      8                  March 2006               5,765
         Euro-Bund                                   8                  March 2006               9,721
         Euro Dollar                                (5)                 March 2006               8,000
         FTSE 100 Index                              9                  March 2006              11,838
         Hang Seng Index                            (2)                January 2006              5,997
         IBEX 35 Plus Index                          5                 January 2006             10,534
         Japanese 10 Year Bond                       1                  March 2006               3,567
         Japanese Yen                               (4)                 March 2006              (5,475)
         Long GILT 10 Year Bond                     (8)                 March 2006             (14,924)
         OMX Index                                   4                 January 2006              1,071
         S&P 500 E-Mini Index                        4                  March 2006              (2,250)
         S&P 500 Index                               2                  March 2006              (5,600)
         S&P/MIB Index                              (1)                 March 2006              (4,821)
         S&P/TSE 60 Index                           (4)                 March 2006              (3,405)
         SPI 200 Index                              (6)                 March 2006             (15,852)
         Swiss Franc                                 8                  March 2006             (15,450)
         Topix Index                                 5                  March 2006              25,630
         U.S. 10 Year Note                         (19)                 March 2006             (14,249)
                                                                                              --------
                                                                                              $(31,280)
                                                                                              ========

PERCENTAGES ARE BASED ON NET ASSETS OF $5,479,375.
 * NON-INCOME PRODUCING SECURITY
CL CLASS
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR FUTURES CONTRACTS.
(C) ALL OR A PORTION OF THESE SECURITIES HAS BEEN PLEDGED AS COLLATERAL FOR SECURITIES SOLD SHORT.
(D) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF DECEMBER 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at Cost ...........................................    $ 6,273,674
                                                                    ===========
Investments, at Value -- Note 2 ................................      6,844,885
Deposit with Broker for Securities Sold Short ..................      3,513,598
Receivable for Investment Securities Sold ......................         97,127
Receivable for Capital Shares Sold .............................         10,820
Accrued Income .................................................          9,546
Receivable due from Investment Adviser .........................          5,153
Prepaid Expenses ...............................................          8,275
                                                                    -----------
     Total Assets ..............................................     10,489,404
                                                                    -----------


LIABILITIES
Payable for Securities Sold Short at Value
   (Proceeds $4,488,532) .......................................      4,928,802
Payable for Variation Margin on Futures Contracts ..............         19,966
Payable for Capital Shares Redeemed ............................         13,543
Payable for Dividends on Securities Sold Short .................         13,773
Foreign Currency Overdraft (Proceeds $1,004) ...................            992
Administration Fees Payable ....................................          1,600
Trustees' Fees Payable .........................................            191
Accrued Expenses ...............................................         31,162
                                                                    -----------
     Total Liabilities .........................................      5,010,029
                                                                    -----------
NET ASSETS .....................................................    $ 5,479,375
                                                                    ===========


NET ASSETS CONSIST OF:
Paid-in Capital ................................................    $ 6,918,949
Accumulated Net Realized Loss ..................................     (1,537,921)
Unrealized Appreciation on Investments
  (including securities sold short) ............................        130,941
Unrealized Depreciation on Futures Contracts ...................        (31,280)
Unrealized Depreciation on Foreign Currency
   and Translation of Other Assets and
   Liabilities in Foreign Currency .............................         (1,314)
                                                                    -----------
Net Assets .....................................................    $ 5,479,375
                                                                    ===========


INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ...................        544,633
                                                                    -----------
NET ASSET VALUE, Offering and Redemption Price Per Share .......         $10.06
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                SHORT-TERM     GLOBAL LONG-SHORT
                                                INCOME FUND          FUND
                                               ------------    -----------------
INVESTMENT INCOME
Dividends ...................................   $   48,354          $210,584
Interest ....................................    1,112,117            15,931
Less: Foreign Taxes Withheld ................           --            (8,233)
                                                ----------          --------
   TOTAL INVESTMENT INCOME ..................    1,160,471           218,282
                                                ----------          --------
EXPENSES
Investment Advisory Fees ....................      105,337            50,643
Administration Fees .........................       77,137            10,781
Trustees' Fees ..............................        4,353               443
Dividends on Securities Sold Short ..........           --           138,238
Shareholder Servicing Fees ..................       83,346             5,696
Transfer Agent Fees .........................       36,105            26,546
Audit Fees ..................................       20,000            20,000
Legal Fees ..................................       18,843             1,990
Registration and Filing Fees ................       17,465            15,202
Printing Fees ...............................       11,373             1,091
Pricing Fees ................................        6,306            15,910
Custodian Fees ..............................        5,232            23,378
Other Expenses ..............................        7,809               764
                                                ----------          --------
   TOTAL EXPENSES ...........................      393,306           310,682
                                                ----------          --------
Less:
Waiver of Investment Advisory Fees ..........     (105,337)          (50,643)
Reimbursement of Expenses by
   Investment Adviser .......................      (75,569)          (55,601)
Fees Paid Indirectly -- Note 4 ..............       (1,722)             (363)
                                                ----------          --------
   NET EXPENSES .............................      210,678           204,075
                                                ----------          --------
NET INVESTMENT INCOME .......................      949,793            14,207
                                                ----------          --------
NET REALIZED GAIN (LOSS) ON:
   Investments
     (including securities sold short) ......    (257,837)           (11,078)
   Written Option Contracts .................      129,511                --
   Foreign Currency Transactions ............      339,919           (17,495)
   Futures Contracts ........................      (20,359)          315,943
                                                ----------          --------
   TOTAL NET REALIZED GAIN ..................      191,234           287,370
                                                ----------          --------
NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:
   Investments
      (including securities sold short) .....      (99,085)           44,846
   Written Option Contracts .................        1,396                --
   Foreign Currency Transactions ............       59,605            (2,470)
   Futures Contracts ........................      (56,320)          (80,400)
                                                ----------          --------
   NET CHANGE IN UNREALIZED DEPRECIATION ....      (94,404)          (38,024)
                                                ----------          --------
   NET REALIZED AND UNREALIZED GAIN .........       96,830           249,346
                                                ----------          --------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................   $1,046,623          $263,553
                                                ==========          ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ANALYTIC FUNDS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                SHORT-TERM INCOME FUND                 GLOBAL LONG-SHORT FUND
                                                          -----------------------------------     ---------------------------------
                                                             YEAR                 YEAR                YEAR                 YEAR
                                                             ENDED                ENDED               ENDED                ENDED
                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
                                                              2005                2004                2005                  2004
                                                         --------------       ------------       -------------         -------------
OPERATIONS:
   Net Investment Income (Loss) ........................  $    949,793        $    379,293        $    14,207           $  (34,677)
   Net Realized Gain ...................................       191,234             372,917            287,370              109,034
   Net Change in Unrealized Appreciation (Depreciation)        (94,404)           (265,837)           (38,024)              91,143
                                                          ------------        ------------        -----------           ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      1,046,623             486,373            263,553              165,500
                                                          ------------        ------------        -----------           ----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............................    (1,743,307)           (619,870)                --               (1,108)
   Realized Capital Gains ..............................            --             (82,057)                --                   --
                                                          ------------        ------------        -----------           ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...................    (1,743,307)           (701,927)                --               (1,108)
                                                          ------------        ------------        -----------           ----------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Issued ............................................    39,341,295          27,794,282          8,588,604              309,335
     In Lieu of Cash Distributions .....................     1,712,438             695,550                 --                1,099
     Redemption Fees ...................................            --                  --                901                   --
     Redeemed ..........................................   (17,882,032)        (17,455,076)        (6,016,985)             (98,349)
                                                          ------------        ------------        -----------           ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ........    23,171,701          11,034,756          2,572,520              212,085
                                                          ------------        ------------        -----------           ----------
   TOTAL INCREASE IN NET ASSETS ........................    22,475,017          10,819,202          2,836,073              376,477
                                                          ------------        ------------        -----------           ----------
NET ASSETS:
   Beginning of Year ...................................    25,874,189          15,054,987          2,643,302            2,266,825
                                                          ------------        ------------        -----------           ----------
   End of Year .........................................  $ 48,349,206        $ 25,874,189        $ 5,479,375           $2,643,302
                                                          ============        ============        ===========           ==========
Distributions in Excess of Net Investment Income .......  $   (255,410)       $   (116,048)       $        --           $      (29)
                                                          ============        ============        ===========           ==========
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Issued ............................................     3,775,768           2,669,212            871,708               35,673
     In Lieu of Cash Distributions .....................       165,645              66,927                 --                  130
     Redeemed ..........................................    (1,717,895)         (1,681,294)          (617,558)             (11,630)
                                                          ------------        ------------        -----------           ----------
   NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ...........................     2,223,518           1,054,845            254,150               24,173
                                                          ============        ============        ===========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

                                                                                            SELECTED PER SHARE DATA & RATIOS
                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                     YEARS ENDED DECEMBER 31,
                                                                    --------------------------------------------------------

                                                                      2005         2004        2003       2002(1)     2001
                                                                    ---------    ---------   ---------   --------   --------

Net Asset Value,
   Beginning of Year .............................................   $ 10.37      $ 10.45     $ 10.19     $ 9.93     $ 9.92
                                                                     -------      -------     -------     ------     ------
Income (Loss) from Investment Operations:
   Net Investment Income .........................................      0.28*        0.16*       0.16*      0.21       0.67
   Net Realized and Unrealized Gain ..............................      0.05*        0.06*       0.42*      0.41       0.01
                                                                     -------      -------     -------     ------     ------
   Total from Investment Operations ..............................      0.33         0.22        0.58       0.62       0.68
                                                                     -------      -------     -------     ------     ------
Dividends and Distributions:
   Net Investment Income .........................................     (0.46)       (0.27)      (0.32)     (0.36)     (0.67)
   Net Realized Gains ............................................        --        (0.03)         --         --         --
                                                                     -------      -------     -------     ------     ------
   Total Dividends and Distributions .............................     (0.46)       (0.30)      (0.32)     (0.36)     (0.67)
                                                                     -------      -------     -------     ------     ------

Net Asset Value,
   End of Year ...................................................   $ 10.24      $ 10.37     $ 10.45     $10.19     $ 9.93
                                                                     =======      =======     =======     ======     ======
TOTAL RETURN+ ....................................................      3.20%        2.12%       5.76%      6.39%      7.02%
                                                                     =======      =======     =======     ======     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ..............................   $48,349      $25,874     $15,055     $3,913     $4,595
Ratio of Expenses to Average Net Assets ..........................      0.60%(2)     0.60%       0.60%      0.60%      0.60%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursements and Fees Paid Indirectly) ..      1.12%        1.55%       2.26%      4.31%      3.39%
Ratio of Net Investment Income to Average Net Assets .............      2.70%        1.55%       1.53%      2.08%      5.20%
Portfolio Turnover Rate ..........................................       100%          25%         22%       113%       167%

  * PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE
    YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE
    REDEMPTION OF FUND SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM
    ANALYTIC SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND
    ANALYTIC SHORT-TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM
    INCOME FUND.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE
    INCLUDED, THE RATIO WOULD HAVE BEEN 0.60%.
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

                                                                                            SELECTED PER SHARE DATA & RATIOS
                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                     YEARS ENDED DECEMBER 31,
                                                                    --------------------------------------------------------

                                                                      2005         2004        2003       2002(1)     2001
                                                                    ---------    ---------   ---------   --------   --------

Net Asset Value,
   Beginning of Year .............................................    $ 9.10       $ 8.51      $ 6.75     $ 7.44     $  9.78
                                                                      ------       ------      ------     ------     -------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss) ..................................      0.03*       (0.12)*      0.03*      0.12        0.03
   Net Realized and Unrealized Gain (Loss) .......................      0.93*        0.71*       1.76*     (0.62)      (2.32)
                                                                      ------       ------      ------     ------     -------
   Total from Investment Operations ..............................      0.96         0.59        1.79      (0.50)      (2.29)
                                                                      ------       ------      ------     ------     -------
Redemption Fees ..................................................        --**         --          --         --          --
                                                                      ------       ------      ------     ------     -------
Dividends and Distributions:
   Net Investment Income .........................................        --        (0.00)**    (0.03)     (0.19)(1)   (0.05)
   Net Realized Gain .............................................        --           --          --         --          --
                                                                      ------       ------      ------     ------     -------
   Total Dividends and Distributions .............................        --        (0.00)**    (0.03)     (0.19)(1)   (0.05)
                                                                      ------       ------      ------     ------     -------

Net Asset Value,
   End of Year ...................................................    $10.06       $ 9.10      $ 8.51     $ 6.75     $  7.44
                                                                      ======       ======      ======     ======     =======
TOTAL RETURN+ ....................................................     10.55%        6.98%      26.59%     (6.73)%    (23.41)%
                                                                      ======       ======      ======     ======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ..............................    $5,479       $2,643      $2,267     $1,471     $ 4,599
Ratio of Expenses to Average Net Assets
   (including Dividend Expense) ..................................      4.04%(3)     3.90%       2.04%      1.30%       1.30%
Ratio of Expenses to Average Net Assets
   (excluding Dividend Expense) ..................................      1.31%(3)     1.30%       1.30%      1.30%       1.30%
Ratio of Expenses to Average Net Assets
   (excluding Waivers, Reimbursements and Fees
   Paid Indirectly and Including Dividend Expense) ...............      6.13%        8.06%       7.42%      6.92%       4.78%
Ratio of Net Investment Income (Loss) to Average Net Assets ......      0.28%       (1.41)%      0.35%      1.05%       0.84%
Portfolio Turnover Rate ..........................................       134%          73%        162%++     198%        176%

  * PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.
 ** AMOUNT REPRESENTS LESS THAN $0.01.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE
    YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE
    REDEMPTION OF FUND SHARES.
 ++ RATIO HAS BEEN RESTATED. THE RATIO IMPROPERLY INCLUDED THE EFFECTS OF SHORT SALE ACTIVITY; SUCH EFFECTS HAVE BEEN
    APPROPRIATELY EXCLUDED FROM THE RESTATED RATIOS. THE RESTATEMENT HAD NO EFFECT ON THE NET ASSET VALUES OF THE FUND.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM
    ANALYTIC INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND
    ANALYTIC GLOBAL LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL
    FUND.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (BOTH INCLUDING AND EXCLUDING DIVIDEND EXPENSE) EXCLUDES THE EFFECT OF FEES
    PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 4.03% (INCLUDING DIVIDEND EXPENSE)
    AND 1.30% (EXCLUDING DIVIDEND EXPENSE), RESPECTIVELY.
AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ANALYTIC FUNDS
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 35 funds. The financial statements herein are those of the Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (the "Funds"). The Trust is registered to offer Institutional Class Shares of the Short-Term Income Fund and Global Long-Short Fund. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------


     The Global Long-Short Fund uses a third party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued, when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Long-Short Fund shall value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS

--------------------------------------------------------------------------------

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

     FUTURES CONTRACTS --Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.
     Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

     WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

     When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually, if any. Distributions of net realized capital gains, if any, for the Funds, will be distributed annually.

     REDEMPTION FEES -- The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the year ended December 31, 2005, the Global Long-Short Fund retained $901 in redemption fees.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEIInvestments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestment Company and/or SEIInvestments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the year ended December 31, 2005, the Administrator was paid 0.22% and 0.21% of the Short-Term Income Fund's and Global Long-Short Fund's average daily net assets, respectively.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the arrangement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, Short-Term Income Fund and Global Long-Short Fund earned credits of $1,722 and $363, respectively, which were used to offset transfer agent expenses. These are presented as "Fees Paid Indirectly" in the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from theFunds for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.30% of the average daily net assets of the Short-Term IncomeFund; and 1.00% of the average daily net assets of the Global Long-Short Fund.

The Adviser has agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments and options, for the year ended December 31, 2005, were as follows:

                                                                           U.S. GOVT.            U.S. GOVT.
                                PURCHASES       SALES AND MATURITIES       PURCHASES         SALES AND MATURITIES
                             --------------    ----------------------   ----------------    ----------------------
      Short-Term Income Fund   $6,902,384            $       --           $19,261,115             $17,749,402
      Global Long-Short Fund    7,498,287             5,715,179                    --                      --

Transactions in option contracts written in the Short-Term Income Fund for the year ended December 31, 2005, were as follows:

                                                            NUMBER OF
                                                            CONTRACTS                PREMIUMS
                                                           -----------              ----------
      Outstanding at December 31, 2004                          116                 $  17,382
      Options written                                         4,389                   575,214
      Options terminated in closing purchase transactions      (450)                  (61,068)
      Options expired                                        (3,640)                 (474,060)
                                                             ------                 ---------
      Outstanding at December 31, 2005                          415                 $  57,468
                                                             ======                 =========


7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

Permanent book and tax basis differences relating to the recognition of premium amortization, net operating losses, reclassification of foreign exchange gain
(loss), and expiring capital loss carryforwards may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain
(loss) and paid-in-capital.

The following permanent differences have been reclassified to/from the following accounts as of December 31, 2005.

                                        UNDISTRIBUTED          ACCUMULATED
                                        NET INVESTMENT         NET REALIZED            PAID-IN
      FUNDS                             INCOME (LOSS)           GAIN/LOSS              CAPITAL
      ---------                      --------------------   ------------------       ------------
      Short-Term Income Fund               $654,152            $(650,292)              $(3,860)
      Global Long-Short Fund                (14,178)              15,607                (1,429)

These reclassifications had no impact on the net assets or net asset value of the Funds.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                   ORDINARY            LONG TERM
      FUNDS                         INCOME           CAPITAL GAINS           TOTAL
      ---------                  -------------     -----------------     -------------
      Short-Term Income Fund
      2005                        $1,743,307              $--             $1,743,307
      2004                           701,927               --                701,927
      Global Long-Short Fund
      2005                                --               --                     --
      2004                             1,108               --                  1,108

As of December 31, 2005, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                            ---------------------------------
                                                              SHORT-TERM            GLOBAL
                                                                INCOME            LONG-SHORT
                                                                 FUND                FUND
                                                            --------------       ------------
      Undistributed Ordinary Income                          $       263          $        --
      Undistributed Long-Term Capital Gains                           --                   --
      Capital Loss Carryforwards                                (634,202)          (1,594,491)
      Net Unrealized Appreciation (Depreciation)                (338,088)              98,348
      Other Temporary Differences                               (153,700)              56,569
                                                             -----------          -----------
      Total Distributable Earnings (Accumulated Losses)      $(1,125,727)         $(1,439,574)
                                                             ===========          ===========

For Federal income tax purposes, net capital loss carryforwards (which will expire in the years indicated) may be carried forward and applied against future net capital gains as follows:

      FUNDS                       2007       2008         2009           2010          2013          TOTAL
      ------                     ------     ------       ------         ------        ------        -------
      Short-Term Income Fund    $70,796    $20,184    $       --       $     --      $543,222     $  634,202
      Global Long-Short Fund         --         --     1,069,915        524,576            --      1,594,491

During the year ended December 31, 2005, the Global Long-Short Fund utilized net capital loss carryforwards of $200,154, to offset net capital gains. Also, during the year ended December 31, 2005, the Short-Term Income Fund had net capital loss carryforwards expire amounting to $3,860.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations the Short-Term Income Fund has elected to defer and treat as having arisen in the following fiscal year.

At December 31, 2005, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                                                                                            NET UNREALIZED
                                   FEDERAL            APPRECIATED        DEPRECIATED         APPRECIATION
      FUNDS                       TAX COST            SECURITIES         SECURITIES         (DEPRECIATION)
      ------                     -----------         ------------       ------------       ---------------
      Short-Term Income Fund     $48,393,830           $  3,341          $(350,970)           $(347,629)
      Global Long-Short Fund       6,273,674            641,903            (70,692)             571,211

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


8. INVESTMENT RISKS:

At December 31, 2005, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At December 31, 2005, the percentage of total shares  outstanding held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

      FUNDS                      NO. OF SHAREHOLDERS      % OWNERSHIP
      ------                     -------------------      -----------
      Short-Term Income Fund             2                   76.3%
      Global Long-Short Fund             4                   83.9

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Audit Committee selected Ernst & Young LLP ("E&Y") to serve as the Funds' independent registered public accounting firm for the Funds' fiscal year ended December 31, 2005. The decision to select E&Y was approved by the Audit
Committee on November 14, 2005. However, due to E&Y's inability to clear independence as a result of its affiliation with a related party to the Funds, on January 20, 2006, the Audit Committee rehired Pricewaterhouse Coopers LLP to serve as the Funds' independent registered public accounting firm for the Funds' fiscal year ended December 31, 2005.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and the Shareholders of
Analytic Short-Term Income Fund
Analytic Global Long-Short Fund

In our opinion, the accompanying statement of net assets of Short-Term Income Fund and the statement of assets and liabilities, including the schedule of investments, of Global Long-Short Fund and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Term Income Fund and Global Long-Short Fund (two of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 27, 2006

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of December 31, 2005.


                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER              Chairman            (Since 1991)               Currently performs various services on behalf
59 yrs. old                 of the Board                                     of SEI Investments for which Mr. Nesher is
                             of Trustees                                     compensated. Executive Vice President of SEI
                                                                             Investments, 1986-1994. Director and
                                                                             Executive Vice President of the Administrator
                                                                             and the Distributor, 1981-1994.




------------------------------------------------------------------------------------------------------------------------------------

WILLIAM M. DORAN               Trustee            (Since 1992)               Self-employed consultant since 2003. Partner,
1701 Market Street                                                           Morgan, Lewis & Bockius LLP (law firm)
Philadelphia, PA 19103                                                       from 1976-2003, counsel to the Trust,
65 yrs. old                                                                  SEI Investments, the Administrator and the
                                                                             Distributor. Director of SEI Investments since
                                                                             1974; Secretary of SEI Investments since 1978.


------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B. PETERS               Trustee            (Since 1993)               Private investor from 1987 to present. Vice
76 yrs. old                                                                  President and Chief Financial Officer, Western
                                                                             Company of North America (petroleum service
                                                                             company), 1980-1986. President of Gene Peters
                                                                             and Associates (import company), 1978-1980.
                                                                             President and Chief Executive Officer of
                                                                             Jos. Schlitz Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------

         NUMBER OF
        PORTFOLIOS
     IN THE ADVISORS'
     INNER CIRCLE FUND
       OVERSEEN BY          OTHER DIRECTORSHIPS
       BOARD MEMBER        HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------




           35              Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI
                           Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI
                           Institutional International Trust, SEI Institutional Investments Trust, SEI
                           Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                           Trust, SEIOpportunity Master Fund, L.P., SEI Opportunity Fund, L.P.,
                           SEIAbsolute Return Master Fund, L.P., SEI Absolute Return Fund, L.P.,
                           SEIGlobal Master Fund, PLC, SEI Global Assets Fund, PLC, SEIGlobal
                           Investments Fund, PLC, SEI Investments Global, Limited, SEI
                           Investments-Global Fund Services, Limited, SEI Investments (Europe) Ltd.,
                           SEI Investments-Unit Trust Management (UK) Limited, and
                           SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------

           35              Director of SEI Investments Company and SEI Investments
                           Distribution Co., SEI Investments-Global Fund Services, Limited,
                           SEI Investments (Europe), Limited, SEI Investments (Asia) Limited,
                           SEI Asset Korea Co., Ltd., Trustee of The Advisors' Inner Circle Fund II,
                           SEI Investments, SEI Asset Allocation Trust, SEI Daily Income Trust,
                           SEI Index Funds, SEI Institutional International Trust, SEI Institutional
                           Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset
                           Trust and SEI Tax Exempt Trust
------------------------------------------------------------------------------------------------------------------------------------





           35              Trustee of The Advisors' Inner Circle Fund II.






------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
JAMES M. STOREY                Trustee            (Since 1994)               Attorney, Solo Practitioner since 1994.
74 yrs. old                                                                  Partner, Dechert (law firm), September 1987-
                                                                             December 1993.



------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.        Trustee            (Since 1999)               Chief Executive Officer, Newfound
63 yrs. old                                                                  Consultants, Inc. since April 1997.
                                                                             General Partner, Teton Partners, L.P.,
                                                                             June 1991-December 1996; Chief Financial
                                                                             Officer, Nobel Partners, L.P., March 1991-
                                                                             December 1996; Treasurer and Clerk,
                                                                             Peak Asset Management, Inc., since 1991.

------------------------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN             Trustee            (Since 2005)               Self-Employed Legal and Financial Services
62 yrs. old                                                                  Consultant since 2003. In-house Counsel,
                                                                             State Street Bank Global Securities and Cash
                                                                             Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM             Trustee            (Since 2005)               Self-Employed Business Consultant, Business
71 yrs. old                                                                  Project Inc. since 1997. CEO and President,
                                                                             United Grocers Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON            Trustee            (Since 2005)               Retired.
63 yrs. old

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA            President           (Since 2003)               Chief Accounting Officer, SEI Investments,
43 yrs. old                                                                  Fund Accounting and Administration since
                                                                             2004; Senior Operating Officer, SEI
                                                                             Investments, Fund Accounting and
                                                                             Administration from 1996 to 2004; Assistant
                                                                             Chief Accountant for the U.S. Securities and
                                                                             Exchange Commission from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON                Controller          (Since 2005)               Director, SEI Investments, Fund Accounting
45 yrs. old                   and Chief                                      since July 2005. Manager, SEI Investments
                           Financial Officer                                 AVP from April 1995 to February 1998 and
                                                                             November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                                                  ANALYTIC FUNDS


-------------------------------------------------------------------------------




        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND               OTHER DIRECTORSHIPS
    OVERSEEN BY BOARD                 HELD BY BOARD
     MEMBER/OFFICER                   MEMBER/OFFICER3
------------------------------------------------------------------------------------------------------------------------------------




           35              Trustee of The Advisors' Inner Circle Fund II,
                           SEI Asset Allocation Trust, SEI Daily Income Trust,
                           SEI Index Funds, SEI Institutional International Trust,
                           SEI Institutional Investments Trust, SEI Institutional
                           Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                           Trust and U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

           35              Trustee, State Street Navigator Securities Lending Trust,
                           since 1995. Trustee of The Fulcrum Trust. Trustee of The
                           Advisors' Inner Circle Fund II, SEI Asset Allocation Trust,
                           SEI Daily Income Trust, SEI Index Funds, SEI Institutional
                           International Trust, SEI Institutional Investments Trust,
                           SEI Institutional Managed Trust, SEI Liquid Asset Trust,
                           SEI Tax Exempt Trust, SEI Opportunity Master Fund, L.P.,
                           SEI Absolute Return Fund, L.P. and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

           35              Trustee of The Advisors' Inner Circle Fund II.



------------------------------------------------------------------------------------------------------------------------------------

           35              Director, Crown Pacific, Inc. and Trustee of The Advisors' Inner
                           Circle Fund II.


------------------------------------------------------------------------------------------------------------------------------------

           35              Director, Federal Agricultural Mortgage Corporation. Trustee of
                           The Advisors' Inner Circle Fund II.



------------------------------------------------------------------------------------------------------------------------------------

           N/A                      N/A






------------------------------------------------------------------------------------------------------------------------------------

           N/A                      N/A



------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND


--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------




                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                 THE TRUST           TIME SERVED2                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE               Vice President         (Since 2004)               Employed by SEI Investments Company
37 yrs. old                 and Secretary                                    since 2004. Vice President, Deutsche Asset
                                                                             Management from 2003-2004. Associate, Morgan,
                                                                             Lewis & Bockius LLP from 2000-2003. Counsel,
                                                                             Assistant Vice President, ING Variable Annuities
                                                                             Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO         Vice President and       (Since 2000)               General Counsel, Vice President and Secretary
37 yrs. old              Assistant Secretary                                 of SEI Investments Global Funds Services
                                                                             since 1999; Associate, Dechert (law firm)
                                                                             from 1997-1999; Associate, Richter, Miller &
                                                                             Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON      Vice President and       (Since 2004)               Employed by SEI Investments Company since
41 yrs. old              Assistant Secretary                                 2004. General Counsel, CITCO Mutual Fund
                                                                             Services from 2003-2004. Vice President and
                                                                             Associate Counsel, Oppenheimer Funds from
                                                                             2001-2003 and Vice President and Assistant
                                                                             Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH                AML Officer           (Since 2005)               Assistant Vice President and AML Compliance
28 yrs. old                                                                  Officer of SEI Investments since January 2005.
                                                                             Compliance Analyst at TD Waterhouse from
                                                                             January 2004 to November 2004. Senior
                                                                             Compliance Analyst at UBS Financial Services
                                                                             from October 2002 to January 2004.
                                                                             Knowledge Management Analyst at
                                                                             PricewaterhouseCoopers Consulting from
                                                                             September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                                  ANALYTIC FUNDS


--------------------------------------------------------------------------------


       NUMBER OF
      PORTFOLIOS
   IN THE ADVISORS'
   INNER CIRCLE FUND
     OVERSEEN BY          OTHER DIRECTORSHIPS
        OFFICER            HELD BY OFFICER3
------------------------------------------------------------------------------------------------------------------------------------




         N/A                    N/A





------------------------------------------------------------------------------------------------------------------------------------

         N/A                    N/A




------------------------------------------------------------------------------------------------------------------------------------

         N/A                    N/A






------------------------------------------------------------------------------------------------------------------------------------

         N/A                    N/A








------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not applY to your specific investment.

------------------------------------------------------------------------------------------------------------------------------------
                                          BEGINNING              ENDING                             EXPENSES
                                            ACCOUNT             ACCOUNT        ANNUALIZED               PAID
                                              VALUE               VALUE           EXPENSE             DURING
                                             7/1/05            12/31/05            RATIOS            PERIOD*
------------------------------------------------------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Analytic Short Term Income Fund          $1,000.00            $1,010.10             0.60%              $3.04
Analytic Global Long/Short Fund           1,000.00             1,012.10             1.30                6.59

HYPOTHETICAL 5% RETURN
Analytic Short Term Income Fund          $1,000.00            $1,022.18             0.60%              $3.06
Analytic Global Long/Short Fund           1,000.00             1,018.65             1.30                6.61

* Expenses are equal to the Fund's  annualized  expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect the one-half year period)

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on November 14, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Funds and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as the Funds grow; and (e) whether fee levels reflect these economies of scale for the benefit of the Funds' investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative provided a brief overview of the Adviser's history, representative clients, organizational chart, and the biographies of key personnel, focusing on those persons providing services to the Funds. The representative also reviewed the Adviser's investment philosophy and highlighted the Adviser's commitment to the mutual fund business. The representative also discussed the Funds' asset levels and performance over the past year. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Funds.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Funds' performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Funds.

COSTS OF ADVISORY SERVICES. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds and concluded that such profit levels were not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and the result of arm's length negotiations, and each Fund's advisory fee was consistent with the range of advisory fees paid by similarly managed mutual funds.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

ECONOMIES OF SCALE. In addition, the Board considered whether the Adviser had realized economies of scale in conjunction with its management of the Funds during the current contract period, and concluded that such economies had not been realized. Similarly, the Board considered the current and historic asset levels of the Funds, both individually and in the aggregate, and concluded that asset levels were not of a sufficient magnitude as to represent a likelihood of economies of scale being realized in the near-term by the Adviser, and, thus, did not deem it necessary to make a determination as to whether the advisory fees paid to the Adviser the Advisory Agreement made accommodations for such economies of scale.

Based on the Board's deliberation and its evaluation of the information described above, and its conclusions drawn thereupon, the Board, including all of the independent Trustees, unanimously agreed to renew the Agreement with respect to each Fund for an additional one-year term.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have a December 31, 2005, tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2005, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2005, each portfolio is designating the following items with regard to distributions paid during the year.



                                                 NET
                 LONG TERM    SHORT TERM     INVESTMENT
               CAPITAL GAIN  CAPITAL GAIN      INCOME          TOTAL
               DISTRIBUTION  DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS
               ------------  -------------  -------------  -------------
Short-Term
   Income Fund     0.00%         0.00%         100.00%         100.00%
Global Long-Short
   Fund            0.00%         0.00%           0.00%           0.00%


               DIVIDENDS
              QUALIFYING
              FOR CORPORATE                                           QUALIFIED
               DIVIDENDS     QUALIFYING       U.S.      QUALIFIED    SHORT-TERM
               RECEIVABLE     DIVIDEND     GOVERNMENT   INTEREST      CAPITAL
              DEDUCTION (1)   INCOME (2)  INTEREST (3)  INCOME (4)    GAIN (5)
              -------------  -----------  ------------  ----------   -----------
Short-Term
   Income Fund    0.00%         0.00%        47.18%       73.81%        0.00%
Global Long-Short
   Fund           0.00%         0.00%         0.00%        0.00%        0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Analytic Global Long-Short Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                   NUMBER OF        % OF SHARES     % OF SHARES
                                    SHARES          OUTSTANDING       PRESENT
                             --------------------  -------------    -----------
ROBERT A. NESHER
Affirmative ................   1,968,778,879.060      83.336%         99.953%
Withheld ...................         928,748.332       0.039%          0.047%

Total ......................   1,969,707,627.392      83.375%        100.000%


WILLIAM M. DORAN
Affirmative ................   1,968,769,215.571      83.335%         99.952%
Withheld ...................         938,411.821       0.040%          0.048%

Total ......................   1,969,707,627.392      83.375%        100.000%


JOHN T. COONEY
Affirmative ................   1,968,445,827.062      83.322%         99.936%
Withheld ...................       1,261,800.330       0.053%          0.064%

Total ......................   1,969,707,627.392      83.375%        100.000%


ROBERT A. PATTERSON
Affirmative ................   1,968,404,985.954      83.320%         99.934%
Withheld ...................       1,302,641.438       0.055%          0.066%

Total ......................   1,969,707,627.392      83.375%        100.000%


EUGENE B. PETERS
Affirmative ................   1,968,506,856.025      83.324%         99.939%
Withheld ...................       1,200,771.367       0.051%          0.061%

Total ......................   1,969,707,627.392      83.375%        100.000%


JAMES M. STOREY
Affirmative ................   1,968,556,832.006      83.326%         99.942%
Withheld ...................       1,150,795.386       0.049%          0.058%

Total ......................   1,969,707,627.392      83.375%        100.000%


GEORGE J. SULLIVAN
Affirmative ................   1,968,795,230.525      83.337%         99.954%
Withheld ...................         912,396.867       0.038%          0.046%

Total ......................   1,969,707,627.392      83.375%        100.000%


BETTY L. KRIKORIAN
Affirmative ................   1,968,754,119.096      83.335%         99.952%
Withheld ...................         953,508.296       0.040%          0.048%

Total ......................   1,969,707,627.392      83.375%        100.000%


CHARLES E. CARLBOM
Affirmative ................   1,968,689,813.190      83.332%         99.948%
Withheld ...................       1,017,814.202       0.043%          0.052%

Total ......................   1,969,707,627.392      83.375%        100.000%


MITCHELL A. JOHNSON
Affirmative ................   1,968,801,283.525      83.337%         99.954%
Withheld ...................         906,343.867       0.380%          0.046%

Total ......................   1,969,707,627.392      83.375%        100.000%

                                      NOTES

                                      NOTES

                                      NOTES

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



          This information must be preceded or accompanied by a current prospectus for the Funds described.


ANA-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers (PwC LLP) Related to the Trust

PwC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

---------------- ------------------------------------------------------ -----------------------------------------------------
                                          2005                                                   2004
----- ---------- ------------------------------------------------------ -----------------------------------------------------
                  All fees and       All fees and      All other fees    All fees and      All fees and      All other fees
                  services to the    services to       and services to   services to the   services to       and services to
                  Trust that were    service           service           Trust that were   service           service
                  pre-approved       affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
----- ---------- ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
 (a)   Audit         $229,520             N/A               N/A             $251,280            N/A               N/A
       Fees(1)

----- ---------- ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
 (b)   Audit-        $1,300(1)            N/A            $18,000(2)            $0            $10,780(3)        $8,500(4)
       Related
       Fees
----- ---------- ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
 (c)   Tax             N/A                N/A               N/A               N/A               N/A               N/A
       Fees

----- ---------- ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
 (d)   All             N/A                N/A               N/A               N/A               N/A               N/A
       Other
       Fees
----- ---------- ------------------ ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

     (1) Includes fees for: Procedures performed in connection with review of a proxy filing.
     (2) Includes fees for: Professional services rendered in connection with the AIMR firmwide verification for Analytic Investors for the year ended December 31, 2005.
     (3) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (4) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)  (1)  Not applicable.

(e) (2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

          ---------------------------- ----------------- ----------------
                                             2005             2004
          ---------------------------- ----------------- ----------------
           Audit-Related Fees                 0%               44%

          ---------------------------- ----------------- ----------------
           Tax Fees                           0%               0%

          ---------------------------- ----------------- ----------------
           All Other Fees                     0%               0%

          ---------------------------- ----------------- ----------------


(f)       Not applicable.

(g) The aggregate non-audit fees and services billed by PwC LLP for the last two fiscal years were $19,300 and $19,280 for 2005 and 2004, respectively.

(h)       Not Applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund

By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------
                                                 James F. Volk
                                                 President


Date: March 7, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------
                                                 James F. Volk
                                                 President


Date: March 7, 2006

By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date: March 7, 2006
* Print the name and title of each signing officer under his or her signature.